Intangible Assets - Summary of Intangible Assets (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross intangible assets	$ 11,059,429	$ 11,059,429	$ 11,059,429
Less: Accumulated amortization	(1,814,639)	(1,416,975)	(621,647)
Total intangible assets, net	$ 9,244,790	9,642,454	10,437,782
License Rights To PCS 499 [Member]
Gross intangible assets		11,038,929	11,038,929
Less: Accumulated amortization		(1,405,301)	(616,807)
Total intangible assets, net		9,633,628	10,422,122
Software License [Member]
Gross intangible assets		20,500	20,500
Less: Accumulated amortization		(11,674)	(4,840)
Total intangible assets, net		$ 8,826	$ 15,660